SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Share Capital
SHARE CAPITAL

Denison is authorized to issue an unlimited number of common shares without par value. A continuity summary of the issued and outstanding common shares and the associated dollar amounts is presented below:

	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2018	559,183,209	$1,310,473
Issued for cash:
Share issue proceeds	4,950,495	5,000
Share issue costs	-	(451)
Acquisition-Wheeler River additional interest (note 12)	24,615,000	17,231
Acquisition-Wheeler River additional interest–transaction costs (note 12)	426,382	298
Flow-through share premium liability (note 16)	-	(1,337)
	29,991,877	20,741
Balance-December 31, 2018	589,175,086	$1,331,214

Issued for cash:
Share issue proceeds	6,934,500	4,715
Share issue costs	-	(423)
Share option exercises	663,150	405
Share option exercises-fair value adjustment	-	140
Share unit exercises-fair value adjustment	433,333	299
Acquisition-Murphy Lake additional interest (note 12)	32,262	19
Flow-through share premium liability (note 16)	-	(902)
Share cancellations	(46,178)	-
	8,017,067	4,253
Balance-December 31, 2019	597,192,153	$1,335,467

Share Issues

In November 2018, Denison completed a private placement of 4,950,495 flow-through common shares at a price of $1.01 per share for gross proceeds of $5,000,000. The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2018. The related flow-through share premium liabilities are included as a component of other liabilities on the balance sheet at December 31, 2018 and were extinguished during 2019 (see note 16).

In December 2019, Denison completed a private placement of 6,934,500 flow-through common shares at a price of $0.68 per share for gross proceeds of $4,715,460. The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2019. The related flow-through share premium liabilities are included as a component of other liabilities on the balance sheet at December 31, 2019 and will be extinguished during 2020 when the tax benefit is renounced to the shareholders (see note 16).

Share Cancellations

In February 2019, 46,178 shares were cancelled in connection with the January 2013 acquisition of JNR Resources Inc (“JNR”). JNR shareholders were entitled to exchange their JNR shares for shares of Denison in accordance with the share exchange ratio established for the acquisition. In January 2019, this right expired and the un-exchanged shares for which shareholders had not elected to exercise their exchange rights were subsequently cancelled.

Flow-Through Share Issues

The Company finances a portion of its exploration programs through the use of flow-through share issuances. Canadian income tax deductions relating to these expenditures are claimable by the investors and not by the Company.

As at December 31, 2019, the Company has satisfied its obligation to spend $5,000,000 on eligible exploration expenditures by the end of fiscal 2019 as a result of the issuance of flow-through shares in November 2018. The Company renounced the income tax benefits of this issue in February 2019, with an effective date of renunciation to its subscribers of December 31, 2018. In conjunction with the renunciation, the flow-through share premium liability at December 31, 2018 was extinguished and recognized as part of the deferred tax recovery in 2019 (see note 17).

As at December 31, 2019, the Company estimates that it incurred $120,000 of expenditures towards its obligation to spend $4,715,000 on eligible exploration expenditures by the end of fiscal 2020 as a result of the issuance of flow-through shares in December 2019.